SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue recognition, Restricted cash and Fair value (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) item	Dec. 31, 2024 USD ($) item	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Disaggregation of Revenue
Number of business models | item	2	2
Obligation to pay interest and late fees, maximum threshold percentage	24.00%	24.00%
Total net revenue	¥ 17,165,656	$ 2,351,685	¥ 16,290,027	¥ 16,553,930
Revenue, net of value-added tax and related surcharges:
Performance obligations	551,785		1,138,557
Revenue recognized from performance obligations				330,351
Taxes excluded from revenues	1,044,160		991,176	653,023
Restricted cash
Restricted cash related to deposit to the funding banks	¥ 1,106,378		¥ 2,148,303
Operating period	3 years	3 years
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-01-01
Revenue, net of value-added tax and related surcharges:
Revenue, remaining performance obligation, Expected timing of satisfaction, period			12 months
Revenue, remaining performance obligation (as a percent)			87.00%
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-01-01
Revenue, net of value-added tax and related surcharges:
Revenue, remaining performance obligation, Expected timing of satisfaction, period	12 months
Revenue, remaining performance obligation (as a percent)	83.00%
Asset Pledged as Collateral
Restricted cash
Deposits assets	¥ 475,208		¥ 15,000
Fair Value, Inputs, Level 2 | Investments, swaps and forwards
Restricted cash
Estimated based on interbank market	160,028
At a point in time
Disaggregation of Revenue
Total net revenue	5,372,000		4,485,000	4,940,000
Over time
Disaggregation of Revenue
Total net revenue	11,794,000		11,805,000	11,614,000
Credit driven services
Disaggregation of Revenue
Total net revenue	11,719,027	$ 1,605,500	11,738,560	11,586,251
Loan facilitation and servicing fees-capital heavy
Disaggregation of Revenue
Total net revenue	1,016,514	139,262	1,667,119	2,086,414
Revenue from loan facilitation services
Disaggregation of Revenue
Total net revenue	638,814		1,081,699	1,442,100
Revenue from post-facilitation services
Disaggregation of Revenue
Total net revenue	377,700		585,420	644,314
Financing income
Disaggregation of Revenue
Total net revenue	6,636,511	909,198	5,109,921	3,487,951
Revenue from releasing of guarantee liabilities
Disaggregation of Revenue
Total net revenue	3,695,017	506,215	4,745,898	5,899,153
Other services fees
Disaggregation of Revenue
Total net revenue	370,985	50,825	215,622	112,733
Platform services
Disaggregation of Revenue
Total net revenue	5,446,629	746,185	4,551,467	4,967,679
Loan facilitation and servicing fees-capital light
Disaggregation of Revenue
Total net revenue	2,116,797	290,000	3,213,955	4,124,726
Revenue from loan facilitation services
Disaggregation of Revenue
Total net revenue	1,246,541		2,096,085	2,656,511
Revenue from post-facilitation services
Disaggregation of Revenue
Total net revenue	870,256		1,117,870	1,468,215
Referral services fees
Disaggregation of Revenue
Total net revenue	2,842,637	389,440	950,016	561,372
Other services fees
Disaggregation of Revenue
Total net revenue	¥ 487,195	$ 66,745	¥ 387,496	¥ 281,581
Loan facilitation service
Disaggregation of Revenue
Number of separate services provided for each loan facilitated | item	3	3
Number of separate performance obligations under ASC 606 | item	2	2